Related Party Transactions - Additional Information (Detail)	12 Months Ended
Jun. 30, 2015 USD ($)
Related Party Transaction [Line Items]
Commission paid for fleet procurement and disposal services	$ 500,000
Maximum
Related Party Transaction [Line Items]
Commission paid for fleet procurement and disposal services	$ 500,000